Income tax expense - Schedule of Components of Deferred Tax Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	₨ (52,994)		₨ (8,676)	₨ (14,932)
Charged/(credited) to statement of profit or loss	(1,573)		(44,555)	3,802
Charged/(credited) to Other comprehensive income	458		(730)	(80)
Charged to Equity	319
Deferred tax on acquisition through business combination	602
Exchange difference arising on translation of foreign operation	1,124		967	2,534
Total	(52,064)	$ (712)	(52,994)	(8,676)
Property, plant and equipment, Exploration and Evaluation and other intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	78,026		139,548	126,867
Charged/(credited) to statement of profit or loss	(145)		(61,429)	9,570
Deferred tax on acquisition through business combination	498
Exchange difference arising on translation of foreign operation	1,647		(93)	3,111
Total	80,026	1,094	78,026	139,548
Voluntary retirement scheme [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(284)		(395)	(411)
Charged/(credited) to statement of profit or loss	(246)		111	16
Total	(530)	(7)	(284)	(395)
Employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(1,757)		(1,098)	(875)
Charged/(credited) to statement of profit or loss	(222)		6	(15)
Charged/(credited) to Other comprehensive income	104		(714)	(247)
Charged to Equity	319
Exchange difference arising on translation of foreign operation	(94)		49	39
Total	(1,650)	(23)	(1,757)	(1,098)
Fair value of derivative assets/ liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(102)		(357)	(563)
Charged/(credited) to statement of profit or loss	93		(69)	288
Charged/(credited) to Other comprehensive income	(256)		324	(82)
Total	(265)	(4)	(102)	(357)
Fair valuation of other assets/liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	9,974		8,471	9,913
Charged/(credited) to statement of profit or loss	(2,422)		911	(1,432)
Charged/(credited) to Other comprehensive income	9		(1)
Exchange difference arising on translation of foreign operation	(277)		593	(10)
Total	7,284	100	9,974	8,471
MAT credits entitlement [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(91,258)		(103,243)	(110,884)
Charged/(credited) to statement of profit or loss	8,621		11,605	7,280
Charged/(credited) to Other comprehensive income	249		251	384
Exchange difference arising on translation of foreign operation	30		129	(23)
Total	(82,358)	(1,126)	(91,258)	(103,243)
Unabsorbed depreciation/business loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(54,878)		(45,655)	(34,625)
Charged/(credited) to statement of profit or loss	7,837		(9,223)	(11,030)
Total	(47,041)	(643)	(54,878)	(45,655)
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	7,285		(5,947)	(4,354)
Charged/(credited) to statement of profit or loss	(15,089)		13,533	(875)
Charged/(credited) to Other comprehensive income	352		(590)	(135)
Deferred tax on acquisition through business combination	104
Exchange difference arising on translation of foreign operation	(182)		289	(583)
Total	₨ (7,530)	$ (103)	₨ 7,285	₨ (5,947)